UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-23035

                  The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Go Anywhere Trust

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of the Gabelli Go Anywhere Trust (the “Fund”) was 2.0% compared with a total return of 6.1% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (12.7)%. The Fund’s NAV per share was $19.19, while the price of the publicly traded shares closed at $18.36 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Total Returns through March 31, 2017 (a) (Unaudited)
	Quarter	Since Inception (11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	1.97%	3.95%
Investment Total Return (c)	(12.70)	(7.04)
S&P 500 Index	6.07	9.68 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

The total return reflects changes in the NAV per share and is net of expenses. The inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)

The total return reflects changes in closing market value on the NYSE MKT. Inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(d)	From October 31, 2016, the date closest to November 2, 2016, when common shares began trading separately on the NYSE MKT.

The Gabelli Go Anywhere Trust

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 53.1%
	Health Care — 9.4%
6,500	Actelion Ltd.†	$1,831,278
10,000	Air Methods Corp.†	430,000
6,600	Depomed Inc.†	82,830
1,000	Exactech Inc.†	25,200
500	Globus Medical Inc., Cl. A†	14,810
200	Henry Schein Inc.†	33,994
2,000	Johnson & Johnson	249,100
1,000	K2M Group Holdings Inc.†	20,510
200	Mead Johnson Nutrition Co.	17,816
300	Patterson Cos., Inc.	13,569
20,000	Universal American Corp.†	199,400
5,600	VCA Inc.†	512,400
15,000	Zeltiq Aesthetics Inc.†	834,150
5,000	Zimmer Biomet Holdings Inc.	610,550

		4,875,607

	Financial Services — 5.0%
9,000	Citigroup Inc.	538,380
30,000	Delta Lloyd NV	170,966
800	FCB Financial Holdings Inc., Cl. A†	39,640
500	Flushing Financial Corp.	13,435
53,500	Fortress Investment Group LLC, Cl. A	425,325
10,000	Janus Capital Group Inc.	132,000
10,000	MoneyGram International Inc.†	168,100
500	Nordnet AB, Cl. B	2,120
4,000	Steel Partners Holdings LP	77,200
10,000	The Bank of New York Mellon Corp.	472,300
1,000	The PNC Financial Services Group Inc.	120,240
4,000	Waddell & Reed Financial Inc., Cl. A	68,000
6,500	Wells Fargo & Co.	361,790

		2,589,496

	Energy and Utilities — 4.6%
500	Alerion Cleanpower SpA	1,568
1,000	Delta Natural Gas Co. Inc.	30,350
9,000	Gas Natural Inc.	114,300
1,500	Midcoast Energy Partners LP	12,075
40,000	Mueller Water Products Inc., Cl. A	472,800
20,000	Weatherford International plc†	133,000
30,000	Westar Energy Inc.	1,628,100

		2,392,193

	Food and Beverage — 4.6%
2,400	Chr. Hansen Holding A/S	154,044
25,000	Cott Corp.	309,000
25,000	Davide Campari-Milano SpA	289,904
1,400	Diageo plc, ADR	161,812
1,000	Fomento Economico Mexicano SAB de CV, ADR	88,520
14,000	Maple Leaf Foods Inc., Toronto	339,828
2,800	National Beverage Corp.	236,684

Shares		Market Value
1,000	Nestlé SA	$76,723
90,000	Parmalat SpA	294,374
1,100	Pernod Ricard SA	130,139
2,000	Remy Cointreau SA	195,801
2,000	The WhiteWave Foods Co.†	112,300

		2,389,129

	Retail — 4.3%
1,600	Advance Auto Parts Inc.	237,216
8,200	Cabela’s Inc.†	435,502
18,000	CST Brands Inc.	865,620
15,000	GNC Holdings Inc., Cl. A	110,400
18,000	Hertz Global Holdings Inc.†	315,720
20,000	J.C. Penney Co. Inc.†	123,200
2,000	Lands’ End Inc.†	42,900
6,000	Rite Aid Corp.†	25,500
5,000	Vitamin Shoppe, Inc.†	100,750

		2,256,808

	Telecommunications — 3.3%
50,000	Ixia†	982,500
1,500	Level 3 Communications Inc.†	85,830
500	Lumos Networks Corp.†	8,850
6,000	Millicom International Cellular SA, SDR	334,596
10,000	Sistema PJSC, GDR	89,500
4,000	United States Cellular Corp.†	149,320
18,000	VEON Ltd., ADR	73,440

		1,724,036

	Building and Construction — 2.7%
18,073	Armstrong Flooring Inc.†	332,905
2,000	Bouygues SA	81,408
2,000	Headwaters Inc.†	46,960
19,600	Herc Holdings Inc.†	958,244

		1,419,517

	Entertainment — 2.4%
41,200	Euro Disney SCA†	87,904
339	Reading International Inc., Cl. B†	6,014
1,000	Time Warner Inc.	97,710
23,000	Twenty-First Century Fox Inc., Cl. B	730,940
7,000	Viacom Inc., Cl. A	341,250

		1,263,818

	Equipment and Supplies — 2.1%
1,400	Flowserve Corp.	67,788
5,500	Mueller Industries Inc.	188,265
40,000	Multi Packaging Solutions International Ltd.†	718,000
1,000	Stratasys Ltd.†	20,490
3,500	The Eastern Co.	74,900

		1,069,443

	Automotive: Parts and Accessories — 2.0%
1,000	Dana Inc.	19,310

See accompanying notes to schedule of investments.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories (Continued)
13,000	Federal-Mogul Holdings Corp.†	$130,000
4,000	Mobileye NV†	245,600
16,000	Modine Manufacturing Co.†	195,200
10,000	Navistar International Corp.†	246,200
8,000	Uni-Select Inc.	212,776

		1,049,086

	Computer Hardware — 1.5%
37,673	Brocade Communications Systems Inc.	470,159
22,600	Nimble Storage Inc.†	282,500

		752,659

	Metals and Mining — 1.4%
2,500	Allegheny Technologies Inc.	44,900
5,000	Freeport-McMoRan Inc.†	66,800
12,000	Joy Global Inc.	339,000
14,000	TimkenSteel Corp.†	264,740

		715,440

	Machinery — 1.3%
20,000	CNH Industrial NV, New York	192,800
50,000	CNH Industrial NV, Borsa Italiana	482,195

		674,995

	Semiconductors — 1.2%
5,000	Exar Corp.†	65,050
4,600	GigPeak Inc.†	14,168
43,300	InvenSense Inc.†	546,879

		626,097

	Diversified Industrial — 1.1%
1,200	Ampco-Pittsburgh Corp.	16,860
1,200	EnPro Industries Inc.	85,392
8,000	Myers Industries Inc.	126,800
7,000	Textron Inc.	333,130

		562,182

	Specialty Chemicals — 1.0%
8,000	Chemtura Corp.†	267,200
2,100	Oil-Dri Corp. of America	78,267
1,000	The Valspar Corp.	110,940
2,200	Valvoline Inc.	54,010

		510,417

	Real Estate — 0.8%
14,196	Griffin Industrial Realty Inc.	439,366

	Media — 0.8%
11,000	Tribune Media Co., Cl. A	409,970

	Cable and Satellite — 0.7%
40,000	Iridium Communications Inc.†	386,000

Shares		Market Value
	Computer Software and Services — 0.7%
4,000	DH Corp.	$75,918
21,000	Digi International Inc.†	249,900
5,000	Halogen Software Inc.†	46,735

		372,553

	Hotels and Gaming — 0.5%
3,000	MGM Resorts International	82,200
1,400	Wynn Resorts Ltd.	160,454

		242,654

	Publishing — 0.5%
10,000	The E.W. Scripps Co., Cl. A†	234,400

	Consumer Products — 0.4%
2,500	Edgewell Personal Care Co.†	182,850
800	Energizer Holdings Inc.	44,600

		227,450

	Home Furnishings — 0.3%
3,064	Bassett Furniture Industries Inc.	82,422
1,000	Hunter Douglas NV	67,219

		149,641

	Transportation — 0.2%
2,000	GATX Corp.	121,920

	Aerospace — 0.2%
1,000	Harris Corp.	111,270

	Business Services — 0.1%
2,300	RDM Corp.	9,408
23,000	TIO Networks Corp.†	56,901

		66,309

	Real Estate Investment Trusts — 0.0%
200	Brookfield Canada Office Properties	4,700

	TOTAL COMMON STOCKS	27,637,156

See accompanying notes to schedule of investments.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.7%
	Automotive — 0.7%
$ 350,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	$345,844

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
27,000	Mueller Industries Inc., 6.000%, 03/01/27	26,933

	U.S. GOVERNMENT OBLIGATIONS — 46.2%
	U.S. Treasury Bills — 46.2%
24,058,000	U.S. Treasury Bills, 0.471% to 0.759%††, 04/20/17 to 07/27/17	24,030,878

	TOTAL INVESTMENTS — 100.0% (Cost $50,678,017)	$52,040,811

	Aggregate tax cost	$50,711,605

	Gross unrealized appreciation	$1,822,850
	Gross unrealized depreciation	(493,644)

	Net unrealized appreciation/depreciation	$1,329,206

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 919,086	—	$130,000	$ 1,049,086
Entertainment	1,257,804	$ 6,014	—	1,263,818
Financial Services	2,587,376	—	2,120	2,589,496
Other Industries (a)	22,734,756	—	—	22,734,756

Total Common Stocks	27,499,022	6,014	132,120	27,637,156

Convertible Corporate Bonds (a)	—	345,844	—	345,844
Corporate Bonds (a)	—	26,933	—	26,933
U.S. Government Obligations	—	24,030,878	—	24,030,878

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$27,499,022	$24,409,669	$132,120	$52,040,811

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a B.S. in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Laura S. Linehan, CFA, joined G.research in 1995 and has served as a portfolio manager of the TETON Westwood Mighty Mites Fund since its inception in 1998. Ms. Linehan also serves as a portfolio manager for Gabelli Funds, LLC. Prior thereto, Ms. Linehan was an investment banker at Smith Barney and a financial analyst and systems engineer at IBM. Ms. Linehan holds an MBA in Finance and Public Policy from The Wharton School of Business, University of Pennsylvania and a B.A. in Biology from Lehigh University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the Firm’s operations and research departments. Mr. Magrini earned a B.S. in Finance from Fordham University.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118
e	info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita, Jr.

President

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President

Advanced Polymer, Inc.

OFFICERS

Agnes Mullady

President

Andrea R. Mango

Secretary & Vice President

Joseph H. Egan

Treasurer

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGO Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Go Anywhere Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Joseph Egan
Joseph Egan, Principal Financial Officer and Treasurer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.